Share based payment (Tables)	12 Months Ended
Mar. 31, 2024
Statement [Line Items]
Summary of Expense Recognised For Employee Services Received during the Year

The expense recognised for employee services received during the year is shown in the following table:

	For the year ended March 31,
Particulars	2022	2023	2024
Expense arising from equity-settled share-based payment transactions	2,517	2,512	2,278
Expense arising from cash settled share based payments transactions	422	—	—
Total expense arising from share-based payment transactions*	2,939	2,512	2,278

* This amount is inclusive of amount capitalised in different projects.

Stock Options At The Date of Replacement [Member]
Statement [Line Items]
Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes

The relevant terms of the Holding Company Stock Option Plans are as below:

Holding Company Stock Option Plans
Particulars	2018 Stock Option Plan Modified	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
Grant date	August 16, 2019	Multiple	Multiple	Multiple	Multiple	Multiple
Replacement date	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021
Vesting period	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options.

Time linked vesting:
50 % of grants will vest in 5 years as follows:
i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.
ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.
Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:
50 % of grants will vest in 5 years as follows:
i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.
ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.
Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:
5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.

Performance linked vesting:
The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPL are available.

					Time linked vesting: 5 years on quarterly basis which shall commence one year after the date of original grant of option.	Time linked vesting: 5 years from the original grant date.

Exercise period	Within 10 years from the date of original grant upon vesting
Exercise price	USD 5.33	USD 5.33, 5.53 and 5.60	USD 4.53	USD 2.73	USD 1.75	USD 1.33
Settlement type	Equity settled
Expiry date	August 16, 2029	April 24, 2028 to December 31, 2030	April 10, 2027 to February 25, 2028	September 30, 2026	December 31, 2022 to January 1, 2025	September 30, 2021 to December 31, 2022

Number of options outstanding as at (in million):

March 31, 2024	1	1	7	1	1	1
March 31, 2023	1	1	8	1	1	1

Schedule of Movement of Options Outstanding under the share based payment schemes

The details of options outstanding are summarized below:

Particulars	Number of options (in million)
Opening balance as at August 23, 2021	—
Replacement of Group Stock Option Plans at exchange ratio of 0.8289:1	12
Exercised during the period August 24, 2021 to March 31, 2022	0
Outstanding as at March 31, 2022	12
Exercised / lapsed during the year	1
Outstanding as at March 31, 2023	11
Exercised / lapsed during the year	0
Outstanding as at March 31, 2024	11

Exercisable at March 31, 2023	11
Exercisable at March 31, 2024	11

Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted

The fair value of stock options was estimated at the date of replacement using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of Holding Company Stock Option Plan as on the date of replacement:

Particulars	Group Stock Option Plans	Holding Company Stock Option Plans
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	25.67% - 37.87%	33.43% - 49.97%
Risk–free interest rate (%)	3.29% - 6.39%	0.05% - 1.03%
Weighted average expected life of options granted	0.07 years - 6.86 years	0.07 years - 6.86 years
Weighted average share price	INR 606.96	USD 8.17

2021 Incentive Award Plan Granted [Member]
Statement [Line Items]
Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes

According to this scheme, the employees selected by the compensation committee from time to time will be entitled to options as per grant letter issued by the compensation committee, subject to satisfaction of prescribed vesting conditions. The employees will be issued class A equity share of the Company on exercises of this incentive plan.

Particulars	2021 Incentive Plan
Grant date	February 15, 2024	November 1, 2023	October 27, 2023	September 13, 2023	September 13, 2023	August 23, 2023	July 7, 2023	June 5, 2023
Vesting period

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

Restricted Stock Units (RSUs)
On the 1st anniversary of the Grant Date - 33%;
On the 2nd anniversary of the Grant Date – 33%;
On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)
On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics.

12.5% shares to vest on last day of each quarter starting from Septemner 2023 untill entire subsequent option grant gets vested.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

Exercise period	Within 10 years from the date of grant upon vesting				Within 8 years from date of grant upon vesting	Within 10 years from the date of grant upon vesting
Exercise price	USD 6.84	USD 5.78	USD 5.34	USD 5.87	USD 0.0001	USD 10.00	USD 5.48	USD 5.34
Settlement type	Equity Settled
Expiry date	February 15, 2034	November 1, 2033	October 27, 2033	September 13, 2033	August 22, 2031	August 23, 2033	July 7, 2033	June 5, 2033

Number of options outstanding as at (in million):

March 31, 2024	0	0	1	9	RSUs- 1; PBUs- 1	4	0	0
March 31, 2023	-	-	-	-	-	-	-	-

Particulars	2021 Incentive Plan
Grant date	March 15, 2023	September 15, 2022	November 15, 2022	August 22, 2022	June 10, 2022	August 23, 2021, November 15, 2021 and March 15, 2022	August 23, 2021
Replacement date	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
Vesting period

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

12.5% of stock options will vest at the end of each quarter over a period of 2 years in a time based manner.

Grant 1
80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's Performance criteria.
 Grant 2
80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 10% of stock options will vest at every anniversary of the grant date based on Company's Performance criteria

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

6.25% of stock options will vest at the end of each quarter over a period of 4 years in a time based manner.
Exercise period	Within 10 years from the date of grant upon vesting
Exercise price	USD 5.85	USD 6.83	USD 10.00	USD 10.00	USD 10.00	USD 10.00	USD 10.00
Settlement type	Equity Settled
Expiry date	March 15, 2033	November 15, 2032	September 15, 2032	August 23, 2032	June 10, 2032	August 23, 2031 to February 23, 2032	August 23, 2031

Number of options outstanding as at (in million):

March 31, 2024	0	1	0	4	1	7	23
March 31, 2023	0	1	0	4	1	7	23

Schedule of Movement of Options Outstanding under the share based payment schemes

The details of options outstanding are summarized below:

Particulars	Number of options (in million)
Opening balance as at August 23, 2021	—
Granted during the period August 24, 2021 to March 31, 2022	30
Outstanding as at March 31, 2022	30
Granted during the year	6
Exercised / lapsed during the year	0
Outstanding as at March 31, 2023	36
Granted during the year	16
Exercised / lapsed during the year	1
Outstanding as at March 31, 2023	51

Exercisable at at March 31, 2024	25
Exercisable at at March 31, 2023	14

Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted

The fair value of stock options was estimated using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of 2021 Incentive Award Plan:

	For the year ended March 31,
2021 Incentive Award Plan	2023	2024
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	28.07% to 41.23%	25.68% to 41.23%
Risk–free interest rate (%)	0.78% to 3.89%	0.78% to 5.42%
Weighted average expected life of options granted	10 years	8 to 10 years
Weighted average share price	USD 4.98 to USD 9.65	USD 4.98 to USD 9.65